Derivatives - Value of Derivatives held as Fair Value Hedges (Detail) - Derivatives held as Fair Value Hedges [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Value of Derivatives held as Fair Value Hedges [line items]
Assets	€ 5,462	€ 5,936
Liabilities	975	€ 562
Nominal amount	156,025
Fair value changes used for hedge effectiveness	(557)
Hedge ineffectiveness	€ 37